Selling and marketing expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Selling and marketing expenses
Selling and marketing expenses
9.	Selling and marketing expenses

Selling and marketing expenses consist mainly of expenses to attract new users through advertising. The following table summarizes selling and marketing expenses for the three months ended March 31, 2022 and March 31, 2021:

	Three months ended	Three months ended
	March 31, 2022	March 31, 2021
Advertising costs	(55,151)	(64,444)
Employee benefits expenses	(1,442)	(283)
	(56,593)	(64,727)

Advertising costs decreased for the three months ended March 31, 2022 in comparison to the three months ended March 31, 2021 mainly due to the suspension of marketing activities in FSU countries as well as general decrease of marketing expenses due to the saturation of the market in the first quarter of 2022.

9.   Selling and marketing expenses

Selling and marketing expenses consist mainly of expenses to attract new users through advertising. The following table summarizes selling and marketing expenses for the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
Advertising costs	(266,906)	(164,929)	(81,814)
Employee benefits expenses	(3,261)	(827)	(366)
	(270,167)	(165,756)	(82,180)